Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Operations) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Business Segments [Abstract]
Operating profit	¥ 1,495	¥ 1,395	¥ 1,401
Provision for credit losses	(224)	(292)	(648)
Trading account profits (losses)-net	372	(70)	387
Equity investment securities gains (losses)-net	(95)	8	207
Debt investment securities losses-net	(153)	(105)	(11)
Foreign exchange gains-net	21	146	118
Equity in losses of equity method investees-net	(499)	(113)	(84)
Impairment of intangible assets	(31)	(27)	(12)
Provision for repayment of excess interest		(86)	(45)
Other-net	(36)	(34)	(16)
Income before income tax expense	¥ 850	¥ 822	¥ 1,297